Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Below we provide disclosure regarding executive compensation for our CEO and non-CEO NEOs and our performance for the fiscal years listed below in accordance with the applicable SEC rules. For the most recently completed fiscal year and the fiscal years represented in the table, we did not use any “financial performance measures” as defined in the applicable SEC rules to link compensation paid to our NEOs to our performance. Accordingly, we have omitted the “company selected measure” and the tabular list of financial performance measures described in the applicable SEC rules.
The amounts set forth below under the headings “Compensation Actually Paid to CEO” and “Average Compensation Actually Paid to Non-CEO NEOs” have been calculated in a manner consistent with the applicable SEC rules. Use of the term “compensation actually paid” (CAP) is required by the SEC’s rules, and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals for the fiscal years listed below.

Fiscal Year(1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)	Average Compensation Actually Paid to Non-CEO NEOs ($)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) ($) (in thousands)
					TSR ($)	Peer Group TSR ($)(4)
2024	27,697,846	57,801,785	8,231,739	3,300,463	55.52	242.69	(129,386)
2023	20,218,958	46,504,701	9,439,261	24,541,372	68.45	166.70	(709,561)(5)
2022	20,991,685	(77,933,918)	20,448,128	5,762,267	30.40	94.89	(498,005)
2021	18,133,692	(51,681,097)	5,005,742	(7,130,167)	170.43	181.34	242,385
2020	15,363,568	222,680,143	4,194,073	41,724,637	247.96	136.16	(17,507)
(1)
The CEO in each year was Anthony Wood. The non-CEO NEOs in 2024 were Dan Jedda, Charlie Collier, Mustafa Ozgen, Louise Pentland, and Gidon Katz. The non-CEO NEOs in 2023 were Dan Jedda, Charlie Collier, Mustafa Ozgen, Gidon Katz, and Steve Louden. The non-CEO NEOs in 2022 were Steve Louden, Charlie Collier, Gidon Katz, and Mustafa Ozgen. The non-CEO NEOs in 2021 and 2020 were Steve Louden, Stephen H. Kay, Mustafa Ozgen, and Scott Rosenberg.

(2)	To determine the CAP to our CEO, the amounts reported in the Total column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total for CEO	27,697,846	20,218,958	20,991,685	18,133,692	15,363,568
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(26,560,419)	(19,000,133)	(19,775,041)	(16,917,387)	(14,122,763)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	64,067,424	17,717,575	6,900,189	6,035,966	52,724,467
+ Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(5,077,940)	15,286,287	(58,312,566)	(69,472,019)	158,286,976
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	5,331,267	4,802,620	2,732,858	—	—
+ Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(7,656,393)	7,479,394	(30,471,043)	10,538,650	10,427,895
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Compensation Actually Paid to CEO	57,801,785	46,504,701	(77,933,918)	(51,681,097)	222,680,143
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(3)	To determine the average CAP to our non-CEO NEOs, the amounts reported in the Total column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total for Non-CEO NEOs	8,231,739	9,439,261	20,448,128	5,005,742	4,194,073
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,016,733)	(5,139,320)	(18,676,467)	(4,270,687)	(3,456,374)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	5,512,653	6,605,446	11,948,736	1,812,690	12,999,355
+ Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(3,442,360)	10,487,559	(5,741,438)	(11,647,173)	25,810,598
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	529,321	781,615	1,067,751	—	—
+ Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,514,157)	2,833,412	(3,284,443)	1,969,261	2,176,985
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(466,601)	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	3,300,463	24,541,372	5,762,267	(7,130,167)	41,724,637
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.
(4)
Roku’s Total Shareholder Return (TSR) and the Peer Group TSR reflected in these columns for each year is calculated based on a fixed investment on December 31, 2019 of $100 through the end of the applicable year on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Peer Group TSR reflects the cumulative TSR for our custom peer group used for purposes of the performance graph included in our Annual Report on Form 10-K filed with the SEC on February 14, 2025, consisting of Alphabet, Inc., Fox Corporation, fuboTV Inc., Interpublic Group of Companies, Inc., LiveRamp Holdings, Inc., Magnite, Inc., Meta Platforms, Inc., Netflix, Inc., Paramount Global, Pinterest, Inc., PubMatic, Inc., Snap, Inc., The Trade Desk, Inc., Vizio Holding Corp., The Walt Disney Company, and Warner Bros. Discovery, Inc. Vizio Holding Corp. was acquired in 2024 and is included in the Peer Group TSR through the last trade date.

(5)	Net Income (Loss) for 2023 includes restructuring charges of $356.1 million.

Company Selected Measure Name	did not use any “financial performance measures”
Named Executive Officers, Footnote
(1)
The CEO in each year was Anthony Wood. The non-CEO NEOs in 2024 were Dan Jedda, Charlie Collier, Mustafa Ozgen, Louise Pentland, and Gidon Katz. The non-CEO NEOs in 2023 were Dan Jedda, Charlie Collier, Mustafa Ozgen, Gidon Katz, and Steve Louden. The non-CEO NEOs in 2022 were Steve Louden, Charlie Collier, Gidon Katz, and Mustafa Ozgen. The non-CEO NEOs in 2021 and 2020 were Steve Louden, Stephen H. Kay, Mustafa Ozgen, and Scott Rosenberg.

Peer Group Issuers, Footnote
(4)
Roku’s Total Shareholder Return (TSR) and the Peer Group TSR reflected in these columns for each year is calculated based on a fixed investment on December 31, 2019 of $100 through the end of the applicable year on the same cumulative basis as is used in Item 201(e) of Regulation S-K. Peer Group TSR reflects the cumulative TSR for our custom peer group used for purposes of the performance graph included in our Annual Report on Form 10-K filed with the SEC on February 14, 2025, consisting of Alphabet, Inc., Fox Corporation, fuboTV Inc., Interpublic Group of Companies, Inc., LiveRamp Holdings, Inc., Magnite, Inc., Meta Platforms, Inc., Netflix, Inc., Paramount Global, Pinterest, Inc., PubMatic, Inc., Snap, Inc., The Trade Desk, Inc., Vizio Holding Corp., The Walt Disney Company, and Warner Bros. Discovery, Inc. Vizio Holding Corp. was acquired in 2024 and is included in the Peer Group TSR through the last trade date.

PEO Total Compensation Amount	$ 27,697,846	$ 20,218,958	$ 20,991,685	$ 18,133,692	$ 15,363,568
PEO Actually Paid Compensation Amount	$ 57,801,785	46,504,701	(77,933,918)	(51,681,097)	222,680,143
Adjustment To PEO Compensation, Footnote
(2)	To determine the CAP to our CEO, the amounts reported in the Total column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Summary Compensation Table Total for CEO	27,697,846	20,218,958	20,991,685	18,133,692	15,363,568
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(26,560,419)	(19,000,133)	(19,775,041)	(16,917,387)	(14,122,763)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	64,067,424	17,717,575	6,900,189	6,035,966	52,724,467
+ Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(5,077,940)	15,286,287	(58,312,566)	(69,472,019)	158,286,976
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	5,331,267	4,802,620	2,732,858	—	—
+ Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(7,656,393)	7,479,394	(30,471,043)	10,538,650	10,427,895
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
Compensation Actually Paid to CEO	57,801,785	46,504,701	(77,933,918)	(51,681,097)	222,680,143
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Non-PEO NEO Average Total Compensation Amount	$ 8,231,739	9,439,261	20,448,128	5,005,742	4,194,073
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,300,463	24,541,372	5,762,267	(7,130,167)	41,724,637
Adjustment to Non-PEO NEO Compensation Footnote
(3)	To determine the average CAP to our non-CEO NEOs, the amounts reported in the Total column of the Summary Compensation Table for the applicable year were adjusted as follows:

	2024 ($)	2023 ($)	2022 ($)	2021 ($)	2020 ($)
Average Summary Compensation Table Total for Non-CEO NEOs	8,231,739	9,439,261	20,448,128	5,005,742	4,194,073
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(5,016,733)	(5,139,320)	(18,676,467)	(4,270,687)	(3,456,374)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	5,512,653	6,605,446	11,948,736	1,812,690	12,999,355
+ Year over Year Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	(3,442,360)	10,487,559	(5,741,438)	(11,647,173)	25,810,598
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	529,321	781,615	1,067,751	—	—
+ Year over Year Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years for Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(2,514,157)	2,833,412	(3,284,443)	1,969,261	2,176,985
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	(466,601)	—	—	—
Average Compensation Actually Paid to Non-CEO NEOs	3,300,463	24,541,372	5,762,267	(7,130,167)	41,724,637
*	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant.

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Performance Measures
The charts below illustrate the relationship between CAP to our CEO and our non-CEO NEOs (as calculated above), our TSR, our Peer Group TSR, and our net income (loss).

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Performance Measures
The charts below illustrate the relationship between CAP to our CEO and our non-CEO NEOs (as calculated above), our TSR, our Peer Group TSR, and our net income (loss).

Total Shareholder Return Vs Peer Group
Relationship Between CAP and Performance Measures
The charts below illustrate the relationship between CAP to our CEO and our non-CEO NEOs (as calculated above), our TSR, our Peer Group TSR, and our net income (loss).

Total Shareholder Return Amount	$ 55.52	68.45	30.4	170.43	247.96
Peer Group Total Shareholder Return Amount	242.69	166.7	94.89	181.34	136.16
Net Income (Loss)	$ (129,386,000)	$ (709,561,000)	$ (498,005,000)	$ 242,385,000	$ (17,507,000)
PEO Name	Anthony Wood	Anthony Wood	Anthony Wood	Anthony Wood	Anthony Wood
Restructuring Charges		$ 356,100,000
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (26,560,419)	(19,000,133)	$ (19,775,041)	$ (16,917,387)	$ (14,122,763)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	64,067,424	17,717,575	6,900,189	6,035,966	52,724,467
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,077,940)	15,286,287	(58,312,566)	(69,472,019)	158,286,976
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,331,267	4,802,620	2,732,858	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,656,393)	7,479,394	(30,471,043)	10,538,650	10,427,895
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,016,733)	(5,139,320)	(18,676,467)	(4,270,687)	(3,456,374)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,512,653	6,605,446	11,948,736	1,812,690	12,999,355
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,442,360)	10,487,559	(5,741,438)	(11,647,173)	25,810,598
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	529,321	781,615	1,067,751	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,514,157)	2,833,412	(3,284,443)	1,969,261	2,176,985
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (466,601)	$ 0	$ 0	$ 0